Equity - Restricted Share Units (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RSUs for common shares
Beginning balance at (in shares)	3,141,446	1,002,080
RSUs Granted (in shares)	3,151,939	2,996,387
RSUs Exercised (in shares)	(642,850)	(279,668)
RSUs Forfeited (in shares)	(1,058,440)	(577,353)
Ending balance at (in shares)	4,592,095	3,141,446